Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue from External Customers by Geographic Areas
The following table summarizes revenue by region in which our merchant headquarters are located:

	Year Ended December 31,
	2022		2021		2020
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except where indicated)
United States	$163,920	63%	$163,681	71%	$125,458	74%
Europe, the Middle East and Africa (“EMEA”)*	71,443	27	44,850	20	31,821	19
Asia-Pacific (“APAC”)	12,005	5	7,416	3	3,142	2
Americas	13,879	5	13,194	6	9,319	5
Total revenue	$261,247	100%	$229,141	100%	$169,740	100%
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*Includes our country of domicile, Israel. Revenue recognized from Israel was $3.3 million, $2.4 million, and $0.9 million for the years ended December 31, 2022, 2021, and 2020, respectively.

Disaggregation of Revenue
The following table summarizes revenue based on the nature and type of service provided to our merchants:

	Year Ended December 31,
	2022		2021		2020
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except where indicated)
Fraud review service revenue (ASC 606)	$156,040	60%	$132,261	58%	$96,774	57%
Indemnification guarantee service revenue (ASC 460)	105,207	40	96,880	42	72,966	43
Total revenue	$261,247	100%	$229,141	100%	$169,740	100%

Deferred Policy Acquisition Costs
The following table represents a rollforward of deferred contract acquisition costs:

	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Beginning balance	$11,630	$6,983	$2,696
Additions to deferred contract acquisition costs	9,707	7,744	5,857
Amortization of deferred contract acquisition costs	(4,973)	(3,097)	(1,570)
Ending balance	$16,364	$11,630	$6,983

Deferred Contract Fulfillment Costs
The following table represents a rollforward of deferred contract fulfillment costs:

	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Beginning balance	$2,930	$2,166	$1,213
Additions to deferred contract fulfillment costs	2,189	1,789	1,558
Amortization of deferred contract fulfillment costs	(1,446)	(1,025)	(605)
Ending balance	$3,673	$2,930	$2,166